SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation	$ 3,657	$ 3,269	$ 306
Total	992	661	569
Selling and marketing expenses [member]
IfrsStatementLineItems [Line Items]
Marketing expenses	507	433	461
Salaries and related expenses	398	176
Share based compensation	76	28	108
Travel expenses	8	24
Other	3
Total	$ 992	$ 661	$ 569